SHARE BASED COMPENSATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SHARE BASED COMPENSATION
Equity-settled plans	$ 50	$ 46
Cash-settled plans	274	181
Total share-based compensation expense	$ 324	$ 227